Related Party License Agreement - Additional Information (Detail) (USD $)	4 Months Ended	9 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2013	Sep. 30, 2014
Transactions with Third Party [Line Items]
In-process research and development acquired from Amgen	$ 3,018,000
Convertible preferred stock amount of liability obligated to be issued, shares	1,003,000						1,003,000
Common stock, Shares, Issued		59,761
Proceeds from sale of common stock	91,000
Clinical Services
Transactions with Third Party [Line Items]
Payments under license agreement			66,000
Series A One Convertible Preferred Stock | Prior to Recapitalization
Transactions with Third Party [Line Items]
Convertible preferred stock, shares issued upon conversion		5,538,462	5,538,462							5,538,462
Series A One Convertible Preferred Stock | After Recapitalization
Transactions with Third Party [Line Items]
Convertible preferred stock, shares issued upon conversion		615,384	615,384							615,384
License Agreement With Amgen
Transactions with Third Party [Line Items]
Payments under license agreement		842,228.0			688,909.0	800,000	100,000
Milestone payments paid			1,000,000	1,000,000
Series A-1 convertible preferred stock issuable
Transactions with Third Party [Line Items]
In-process research and development acquired from Amgen	2,768,000
Up-front Payment
Transactions with Third Party [Line Items]
In-process research and development acquired from Amgen	250,000
Amgen
Transactions with Third Party [Line Items]
Payments under license agreement	250,000	250,000						250,000
Percentage of voting interests						9.80%
Amgen | Clinical supplies
Transactions with Third Party [Line Items]
Payments under license agreement						552,772
Amgen | Series A One Convertible Preferred Stock
Transactions with Third Party [Line Items]
Stock issued for services, shares							3,531,774		2,006,688
Stock issued for services, amount							1,765,000
Convertible preferred stock amount of liability obligated to be issued, shares	1,003,000						1,003,000
Convertible preferred stock amount of liability obligated to be issued, value	2,006,688						2,006,688
Amgen | Series A One Convertible Preferred Stock | Prior to Recapitalization
Transactions with Third Party [Line Items]
Convertible preferred stock, shares issued upon conversion								5,538,462
Amgen | Series A One Convertible Preferred Stock | After Recapitalization
Transactions with Third Party [Line Items]
Convertible preferred stock, shares issued upon conversion								615,384
Amgen | Series B Convertible Preferred Stock
Transactions with Third Party [Line Items]
Stock issued for services, shares						5,653,059
Stock issued for services, amount						5,000,000
Memorial Sloan Kettering Cancer Center
Transactions with Third Party [Line Items]
Payments under license agreement		4,500,000
Payments under exclusive option license agreement		1,250,000
Common stock, Shares, Issued		59,761
Proceeds from sale of common stock		750,000
Cost incurred to extend option		630,000
Research and development expense										2,000,000
Estimated future payment for license fee		33,000,000